Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 39	£ 39	£ 45
Accumulated non-controlling interests of the subsidiary	400	401
Total assets	289,381	314,760	302,510	£ 314,500
Total liabilities	273,161	298,558	287,057
Profit for the year	1,121	1,254	1,317
Total comprehensive income for the year	1,520	932	£ 1,132
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	22	21
Accumulated non-controlling interests of the subsidiary	151	152
Dividends paid to non-controlling interests	22	19
Total assets	3,289	3,215
Total liabilities	2,987	2,909
Profit for the year	43	43
Total comprehensive income for the year	£ 43	£ 43